SHAREHOLDERS' EQUITY - Equity-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Cash withholding taxes	$ 16,720	$ 13,386	$ 3,551
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Cumulative recognized share-based compensation expense	40,963
Unrecognized share-based compensation expense	8,245
Fair value	49,208
PSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	24,160
Unrecognized share-based compensation expense	4,317
Fair value	$ 28,477
Weighted-average remaining contractual term (years)	9 months 18 days
RSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	$ 16,803
Unrecognized share-based compensation expense	3,928
Fair value	$ 20,731
Weighted-average remaining contractual term (years)	10 months 24 days